--------------------------------------------------------------------------------

INVESTMENT ADVISER     Value Line, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

DISTRIBUTOR            Value Line Securities, Inc.
                       220 East 42nd Street
                       New York, NY 10017-5891

CUSTODIAN BANK         State Street Bank and Trust
                       Co.
                       225 Franklin Street
                       Boston, MA 02110

SHAREHOLDER            State Street Bank and Trust
SERVICING AGENT        Co.
                       c/o NFDS
                       P.O. Box 419729
                       Kansas City, MO 64141-6729

INDEPENDENT            Price Waterhouse LLP
ACCOUNTANTS            1177 Avenue of the Americas
                       New York, NY 10036-2798

LEGAL COUNSEL          Peter D. Lowenstein, Esq.
                       Two Greenwich Plaza, Suite
                       100
                       Greenwich, CT 06830

BOARD OF               Jean Bernhard Buttner
DIRECTORS              John W. Chandler
                       Leo R. Futia
                       Charles E. Reed
                       Paul Craig Roberts
                       Nancy-Beth Sheerr

OFFICERS               Jean Bernhard Buttner
                       CHAIRMAN AND PRESIDENT
                       David T. Henigson
                       VICE PRESIDENT,
                       SECRETARY/TREASURER
                       Nathan N.J. Grant
                       VICE PRESIDENT
                       Bruce H. Alston
                       VICE PRESIDENT
                       Jack M. Houston
                       ASSISTANT SECRETARY/TREASURER
                       Stephen La Rosa
                       ASSISTANT SECRETARY/TREASURER

         THE FINANCIAL STATEMENTS INCLUDED HEREIN HAVE BEEN TAKEN FROM THE RECORDS OF THE FUND WITHOUT EXAMINATION BY THE INDEPENDENT ACCOUNTANTS AND, ACCORDINGLY, THEY DO NOT EXPRESS AN OPINION THEREON.

         THIS UNAUDITED REPORT IS ISSUED FOR INFORMATION OF SHAREHOLDERS. IT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS PRECEDED OR ACCOMPANIED BY A CURRENTLY EFFECTIVE PROSPECTUS OF THE TRUST (OBTAINABLE FROM THE DISTRIBUTOR).

                                                                       VLF702101

                      ------------------------------------

                              SEMI-ANNUAL  REPORT
                      ------------------------------------
                               FEBRUARY 28, 1997
                    ----------------------------------------

                                   VALUE LINE
                                U.S. GOVERNMENT
                                   SECURITIES
                                   FUND, INC.

                                     [LOGO]

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

                                                               To Our Value Line
-------------------------------------------

TO OUR SHAREHOLDERS:

The first six months of your fund's fiscal year was an interesting one for the fixed-income markets, with significant fluctuations in short and long-term interest rates in response to the changing economic landscape. The yield on the 30-year Treasury bond began the period at 7.12%, and started to fall almost immediately thereafter. Interest rates had risen to their highs of 1996 during the summer on the heels of unexpectedly strong second quarter growth in the economy. With the reduction in economic activity that began to surface in the third quarter, however, long-term rates started to decline, culminating in a low yield of 6.35% on the 30-year bond in November. However, as 1996 ended and 1997 commenced, several factors started to reverse this trend. Consumer purchase activity resumed; lower interest rates increased housing and construction expenditures; and economic growth in the fourth quarter of 1996 matched the strength of the second period, forcing long-term rates to begin retracing their descent, ending the period at 6.80%.

The Value Line U.S. Government Securities Fund's performance during this period was noteworthy. Indeed, your fund outperformed its peer group for the six months ended February 28, 1997, by returning 5.04%, while the average return for all funds with the same investment objective was 4.87%. A comparable index, the Lehman Brothers Mutual Fund Government Mortgage Index returned 5.20% over the same period. (The Index makes no allowance for management costs.)

Your fund's management intends to actively manage the assets of the portfolio, allocating between government, agency and mortgage-backed securities in order to provide the highest possible income and total return consistent with safety of capital. For example, the fund recently added positions in securities backed by U.S. Government Agency guaranteed multifamily loans structured with significant prepayment protection. These bonds offer higher yields than straight Agency debentures, with the same minimal credit risk. By identifying and exploiting opportunities, such as this, management believes it can offer superior returns. The fund also maintains a significant position in Agency single-family mortgage-backed securities, as they provide higher yields than U.S. Agencies and Treasuries, and utilizes intensive analytical systems designed to quantify risk and maximize total return.

We thank you for your continued confidence in Value Line, and we look forward to serving your investment needs in the future.

                Sincerely,

                 [SIGNATURE]

                Jean Bernhard Buttner
                CHAIRMAN AND PRESIDENT

April 16, 1997

--------------------------------------------------------------------------------

                                VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

U.S. Government Securities Fund Shareholders
-------------------------------------------

ECONOMIC OBSERVATIONS

The current economic expansion is now entering its seventh year. Although this does not yet qualify as the longest peacetime period of growth on record (both the 1960s and the 1980s experienced somewhat longer upcycles), it is still quite noteworthy, especially since there are as yet few signs that this lengthy run of uninterrupted prosperity is about to draw to a close. In fact, recent reports show that there is still a good deal of strength around, with high doses of consumer confidence, continuing solid job growth, and healthy levels of retail, housing, and manufacturing activity pointing to economic growth that will likely stay above 2% for most, if not all, of 1997.

Inflation, meanwhile, continues to be under control, with prices at both the producer (or wholesale) and consumer levels either falling or going up only modestly. This healthy inflation trend, which is remarkable given the longevity of the business expansion, is, moreover, showing few signs of running its course. Underscoring our optimism in this area is the fact that there is still a lack of serious shortages on either the labor or the raw materials fronts, although we do note that the recent pickup in wage pressures could, if unchecked, pose some threat down the road.

Interest rates, meanwhile, reflecting the likely moderate pace of upcoming economic growth and the benign nature of inflation, are unlikely to change all that much over the next year. Nevertheless, we caution that recent remarks by Federal Reserve Chairman Alan Greenspan, in which he indicated that the Fed has, in the past, occasionally raised rates before higher inflation actually took hold, and the subsequent one-quarter of a percentage point increase in short-term interest rates, would seem to suggest that the central bank will not be shy about tightening the credit reins further this year, if it sees the need. An additional upward move in rates, if sufficiently pronounced, would not be good news for either the stock or the bond markets, or, ultimately, for the U.S. economy.

PERFORMANCE DATA:*

                             GROWTH OF
                            AN ASSUMED       AVERAGE
                            INVESTMENT    ANNUAL TOTAL
                            OF $10,000       RETURN
                           -------------  -------------
 1 year ended 12/31/96...     $10,393         3.93%
 5 years ended
 12/31/96................     $12,400         4.40%
10 years ended
 12/31/96................     $19,914         7.13%

* THE AVERAGE ANNUAL TOTAL RETURN FOR THE ONE, FIVE AND TEN YEAR PERIODS ENDED FEBRUARY 28, 1997, WERE 5.06%, 4.82% AND 7.00%, RESPECTIVELY. THE PERFORMANCE DATA QUOTED REPRESENT PAST PERFORMANCE AND ARE NO GUARANTEE OF FUTURE PERFORMANCE. THE AVERAGE ANNUAL TOTAL RETURN AND GROWTH OF AN ASSUMED INVESTMENT OF $10,000 INCLUDE DIVIDENDS REINVESTED AND CAPITAL GAINS DISTRIBUTIONS ACCEPTED IN SHARES. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTMENT, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ITS ORIGINAL COST.

--------------------------------------------------------------------------------

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

Schedule of Investments (unaudited)
-------------------------------------------

 PRINCIPAL                                                                                 MATURITY
   AMOUNT                                                                       RATE         DATE         VALUE
-------------------------------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (8.3%)
$  8,000,000  U.S. Treasury Notes                                            6.38%           5/15/99   $  8,040,400
   8,000,000  U.S. Treasury Notes                                            7.88           11/15/99      8,329,280
------------                                                                                           ------------
  16,000,000  TOTAL U.S. TREASURY OBLIGATIONS (COST $16,451,250)                                         16,369,680
------------                                                                                           ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS (91.4%)

              FEDERAL NATIONAL MORTGAGE ASSOCIATION (67.2%)
  14,000,000  Federal National Mortgage Association Notes                    9.05            4/10/00     15,015,280
   3,977,350  Federal National Mortgage Association Pool #313031             6.83            7/01/03      3,982,759
   5,000,000  Federal National Mortgage Association Pool #360010             7.05            9/01/03      5,056,250
  25,218,869  Federal National Mortgage Association Pool #313443 (TBA)       6.78            4/01/04     25,155,822
   6,960,970  Federal National Mortgage Association Pool #313032             7.04            7/01/06      7,009,418
   2,961,737  Federal National Mortgage Association Pool #73817              6.93           12/01/06      2,958,628
   5,550,524  Federal National Mortgage Association REMIC Trust 93-59 K      6.00           12/25/07      5,402,769
   6,546,154  Federal National Mortgage Association REMIC Trust 93-192 SB    7.22(1)(2)     10/25/08      5,312,613
  10,000,000  Federal National Mortgage Association REMIC Trust 93-156 B     6.50            4/25/18      9,512,100
   8,000,000+ Federal National Mortgage Association REMIC Trust 93-137 PG    6.00            9/25/19      7,780,000
  10,000,000  Federal National Mortgage Association REMIC Trust 1992-129 JA  7.00            7/25/20      9,791,000
   9,553,328  Federal National Mortgage Association REMIC Trust 1996-46 L    6.50            5/25/21      9,436,681
   7,060,000  Federal National Mortgage Association REMIC Trust 1993-122 C   6.50            2/25/23      6,443,097
  10,000,000  Federal National Mortgage Association REMIC Trust 1993-223 C   6.50            5/25/23      9,586,900
  10,000,000  Federal National Mortgage Association REMIC Trust 1996-7 J     6.50            9/25/24      9,253,700
------------                                                                                           ------------
              TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION
 134,828,932  (COST $132,562,767)                                                                       131,697,017
------------                                                                                           ------------
              FEDERAL HOME LOAN MORTGAGE CORPORATION (19.6%)
   5,714,885  Federal Home Loan Mortgage Corporation 1679 A                  5.25            9/15/06      5,609,160
   4,878,150  Federal Home Loan Mortgage Corporation 1564 SG                 8.03(1)(2)      8/15/08      4,170,819
  13,665,502+ Federal Home Loan Mortgage Corporation 1853 D                  7.00           12/15/20     13,669,602
   6,691,000  Federal Home Loan Mortgage Corporation 1674 B                  6.05           10/15/21      6,084,126
   9,750,000  Federal Home Loan Mortgage Corporation 1829 L                  6.50            4/15/24      8,878,594
------------                                                                                           ------------
              TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
  40,699,537  (COST $38,303,352)                                                                         38,412,301
------------                                                                                           ------------
              RESOLUTION TRUST CORPORATION SECURITIES (2.6%)
   4,999,819  Resolution Trust Corporation 1992-5 A-6                        9.24            5/25/26      5,120,964
------------                                                                                           ------------
              TOTAL RESOLUTION TRUST CORPORATION
   4,999,819  (COST $5,081,066)                                                                           5,120,964
------------                                                                                           ------------

--------------------------------------------------------------------------------

                                VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

                                                               FEBRUARY 28, 1997
-------------------------------------------

 PRINCIPAL                                                                                 MATURITY
   AMOUNT                                                                       RATE         DATE         VALUE
-------------------------------------------------------------------------------------------------------------------
              GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (2.0%)
$  3,947,084  Government National Mortgage Association Project Loan Pool
                #262847                                                      10.25%          9/15/23   $  3,947,084
   3,947,084  TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (COST
                $4,018,598)                                                                               3,947,084
 184,475,372  TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                (COST $179,965,783)                                                                     179,177,366
 200,475,372  TOTAL INVESTMENT SECURITIES (99.7%) (COST $196,417,033)                                   195,547,046
------------                                                                                           ------------

REPURCHASE AGREEMENT (2.0%) (including accrued interest)

   4,000,000  Collateralized by $3,815,000 U.S. Treasury Notes 7.50% due
                05/15/02, with a value of $4,083,973; (with First Chicago
                Capital Markets, Inc., 5.33%, dated 2/28/97, due 3/3/97,
                delivery value $4,001,777)                                                                4,000,592
              EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-1.7%)                                   (3,407,563)
                                                                                                       ------------
              NET ASSETS (100.0%)                                                                      $196,140,075
                                                                                                       ------------
              NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
                OUTSTANDING SHARE ($196,140,075  DIVIDED BY 17,837,515
                SHARES OF CAPITAL STOCK OUTSTANDING)                                                   $      11.00
                                                                                                       ------------

(1)RESETS MONTHLY. RATE DISCLOSED IS THAT IN EFFECT ON 2/28/97.

(2)INVERSE FLOATER -- FLOATING RATE MORTGAGE-BACKED SECURITY WHOSE INTEREST RATE RESETS IN THE OPPOSITE DIRECTION OF MARKET RATE OF INTEREST TO WHICH THE INVERSE FLOATER IS INDEXED. AN INVERSE FLOATER MAY BE CONSIDERED TO BE LEVERAGED TO THE EXTENT THAT ITS INTEREST RATE VARIES BY A MAGNITUDE THAT EXCEEDS THE MAGNITUDE OF THE CHANGE IN THE INDEX RATE OF INTEREST.

+  A PORTION OF THIS SECURITY HAS BEEN SEGREGATED FOR SETTLEMENT OF A TBA
   POSITION.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES
AT FEBRUARY 28, 1997 (UNAUDITED)
------------------------------------------------------------------------------

ASSETS:
Investment securities, at value
  (Cost-$196,417,033).................  $195,547,046
Repurchase agreement (Cost-
  $4,000,592).........................     4,000,592
Cash..................................       116,870
Receivable for securities sold........    20,721,385
Interest receivable...................     1,703,994
Receivable for capital shares sold....         7,038
                                        ------------

    TOTAL ASSETS......................   222,096,925
                                        ------------

LIABILITIES:
Payable for securities purchased......    25,275,909
Payable for capital shares
  repurchased.........................       488,615

ACCRUED EXPENSES:
Advisory fee..........................        76,149
Other.................................       116,177
                                        ------------

    TOTAL LIABILITIES.................    25,956,850
                                        ------------

NET ASSETS:...........................  $196,140,075
                                        ------------

NET ASSETS CONSIST OF:
Capital stock, at $1 par value
  (authorized 100,000,000, outstanding
  17,837,515 shares)..................  $ 17,837,515
Additional paid-in capital............   229,035,177
Undistributed investment income-net...     2,232,140
Accumulated net realized loss on
  investments.........................   (52,094,770)
Unrealized net depreciation of
  investments.........................      (869,987)
                                        ------------
NET ASSETS............................  $196,140,075
                                        ------------

NET ASSET VALUE, OFFERING AND
  REDEMPTION PRICE PER OUTSTANDING
  SHARE ($196,140,075  DIVIDED BY
  17,837,515 SHARES OUTSTANDING)......  $      11.00
                                        ------------

Statement of Operations
for the six months ended February 28, 1997 (unaudited)

---------------------------------------------------

INVESTMENT INCOME:
Interest income........................  $ 7,526,490
                                         -----------

EXPENSES:
Advisory fee...........................      514,945
Transfer agent fees....................       53,776
Auditing and legal fees................       25,576
Postage................................       18,405
Printing...............................       14,774
Custodian fees.........................       13,517
Telephone..............................       10,407
Registration and filing fees...........       10,227
Insurance, dues and other..............        7,529
Directors' fees and expenses...........        7,145
                                         -----------
    Total Expenses Before Custody
     Credits...........................      676,301
    Less: Custody Credits..............       (2,637)
                                         -----------
    Net Expenses.......................      673,664
                                         -----------
INVESTMENT INCOME-NET..................    6,852,826
                                         -----------
REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS-NET:
    Realized Gain-Net..................      424,955
    Change in Unrealized
     Appreciation (Depreciation).......    3,057,175
                                         -----------
NET REALIZED GAIN AND CHANGE IN NET
  UNREALIZED APPRECIATION
  (DEPRECIATION) ON INVESTMENTS........    3,482,130
                                         -----------
NET INCREASE IN NET ASSETS FROM
  OPERATIONS...........................  $10,334,956
                                         -----------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

                                VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

STATEMENT OF CHANGES IN NET ASSETS
FOR THE SIX MONTHS ENDED FEBRURARY 28, 1997 (UNAUDITED) AND FOR THE YEAR ENDED AUGUST 31, 1996
------------------------------------------------------------------------

                                                                           SIX MONTHS ENDED
                                                                          FEBRUARY 28, 1997     YEAR ENDED
                                                                             (UNAUDITED)      AUGUST 31, 1996
                                                                          -----------------------------------
OPERATIONS:
  Investment income-net.................................................   $      6,852,826    $  15,750,414
  Realized gain (loss) on investments-net...............................            424,955       (4,133,643)
  Change in unrealized appreciation (depreciation)......................          3,057,175       (3,938,964)
                                                                          -----------------------------------
  Net increase in net assets from operations............................         10,334,956        7,677,807
                                                                          -----------------------------------

DIVIDENDS TO SHAREHOLDERS:
  Investment income-net.................................................         (7,387,719 )    (16,270,938 )
                                                                          -----------------------------------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from sale of shares..........................................          8,725,117       30,038,363
  Proceeds from reinvestment of distributions to shareholders...........          5,913,580       12,860,558
  Cost of shares repurchased............................................        (36,335,353 )    (75,420,076 )
                                                                          -----------------------------------
  Decrease from capital share transactions..............................        (21,696,656 )    (32,521,155 )
                                                                          -----------------------------------

TOTAL DECREASE..........................................................        (18,749,419 )    (41,114,286 )

NET ASSETS:
  Beginning of period...................................................        214,889,494      256,003,780
                                                                          -----------------------------------
  End of period.........................................................  $     196,140,075   $  214,889,494
                                                                          -----------------------------------

Undistributed investment income-net, at end of period...................  $       2,232,140   $    2,767,033
                                                                          -----------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------

1.SIGNIFICANT ACCOUNTING POLICIES

Value Line U.S. Government Securities Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company whose primary investment objective is to obtain maximum income without undue risk to principal. Capital preservation and possible capital appreciation are secondary objectives.

The following significant accounting principles are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) SECURITY VALUATION. Where market maker quotations are readily available, portfolio securities are valued at the midpoint between the latest available and representative asked and bid prices, or when stock exchange valuations are used, at the latest quoted sale price as of the close of business of the New York Stock Exchange on the valuation date. The Fund values mortgage-backed securities other than GNMA's (Government National Mortgage Association) on the basis of valuations provided by dealers in such securities. Some of the general factors which may be considered by the dealers in arriving at such valuations include the fundamental analytic data relating to the security and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of values may involve subjective judgment, as the actual market value of a particular security can be established only by negotiation between the parties in a sales transaction. The values for GNMA's and agency debentures are determined on the valuation date by reference to valuations obtained from an independent pricing service which determines valuations for normal institutional-size trading units of debt securities, without exclusive reliance upon quoted prices. This service takes into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data in determining valuations. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value. Other assets and securities for which market valuations are not readily available will be valued at fair value as the Board of Directors may determine in good faith.

(B) REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act, and to distribute all of its taxable income and capital gains to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) SECURITY TRANSACTIONS AND RELATED INCOME. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on securities transactions are determined using the identified cost method and interest income is accrued as earned. In computing net investment income, the Fund amortizes premiums and discounts on securities owned. The Fund

--------------------------------------------------------------------------------

                                VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

                                                               FEBRUARY 28, 1997
-------------------------------------------
purchases stripped mortgage-backed securities at premiums and discounts. The Fund amortizes such premiums on interest-only securities using the yield-to-maturity method. Cash is received based on the stated coupon rate and interest income is earned based on the security's effective yield-to-maturity. When the Fund purchases principal-only securities, although no interest payments are received, the discounts are accrued using the yield-to-maturity method based on the effective yield-to-maturity of the security.

2.CAPITAL SHARE TRANSACTIONS, DIVIDENDS AND DISTRIBUTIONS
  TO SHAREHOLDERS

Transactions in capital stock were as follows:

                      SIX MONTHS ENDED   YEAR ENDED
                      FEBRUARY 28, 1997  AUGUST 31,
                         (UNAUDITED)        1996
                      ------------------------------
Shares sold.........         788,969      2,709,711
Shares issued to
  shareholders in
  reinvestment of
  dividends.........         541,914      1,162,193
                      ------------------------------
                           1,330,883      3,871,904
Shares
  repurchased.......      (3,297,284   ) (6,765,764 )
                      ------------------------------
Net decrease........      (1,966,401   ) (2,893,860 )
                      ------------------------------
Dividends per
  share.............  $          .39     $      .77
                      ------------------------------

Dividends and distributions to shareholders are recorded on the ex-dividend date.

On March 21, 1997 the Fund's Board of Directors declared a quarterly dividend from net investment income of $.185 per share payable on March 26, 1997 to shareholders of record on March 24, 1997.

3.PURCHASES AND SALES OF SECURITIES

Purchases and sales of investment securities, excluding short-term investments, were as follows:

                                   SIX MONTHS ENDED
                                   FEBRUARY 28, 1997
                                      (UNAUDITED)
                                   -----------------
PURCHASES:
U.S. Treasury Obligations........    $  41,727,813
U.S. Government Agency
  Obligations and Other
  Investment Securities..........      156,752,118
                                   -----------------
                                     $ 198,479,931
                                   -----------------
SALES AND REDEMPTIONS:
U.S. Treasury Obligations........  $    57,702,266
U.S. Government Agency
  Obligations and Other
  Investment Securities..........      146,956,273
                                   -----------------
                                   $   204,658,539
                                   -----------------

At February 28, 1997, the aggregate cost of investment securities and short-term investments for federal income tax purposes was $196,417,033. The aggregate appreciation and depreciation of investments at February 28, 1997, based on a comparison of investment values and their costs for federal income tax purposes, were $1,053,871 and $1,923,858 respectively, resulting in a net depreciation of $869,987.

For federal income tax purposes, the Fund had a net capital loss carryover at August 31, 1996 of approximately $49,212,000 which will expire in the year 2004. Realized losses incurred after October 31, if so elected by the Fund, are deemed to arise on the first day of the following fiscal year. The Fund incurred and elected to defer losses of approximately $3,308,000. To the extent future capital gains are offset by such capital losses, the Fund does not anticipate distributing any such gains to the shareholders.

--------------------------------------------------------------------------------

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------

4.INVESTMENT ADVISORY CONTRACT, MANAGEMENT FEES AND
  TRANSACTIONS WITH AFFILIATES

An advisory fee of $514,945 was paid or payable to Value Line, Inc. (the Adviser), the Fund's investment adviser, for the period ended February 28, 1997. This was computed at the rate of 1/2 of 1% of the Fund's average daily net assets during the period and was paid monthly.

The Adviser provides research, investment programs, and supervision of the investment portfolio and pays costs of administrative services, office space, equipment and compensation of administrative, bookkeeping, and clerical personnel necessary for managing the affairs of the Fund. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers and employees of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

Certain officers and directors of the Adviser and its subsidiary, Value Line Securities, Inc. (the Fund's distributor and a registered broker/dealer), are also officers and a director of the Fund.

The Adviser and/or affiliated companies and the Value Line, Inc. Profit Sharing and Savings Plan at February 28, 1997 owned 214,536 shares of the Fund's capital stock, representing 1.2% of the outstanding shares. In addition, officers and directors owned 212,844 shares, representing 1.2% of the outstanding shares.

--------------------------------------------------------------------------------

                                VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

FINANCIAL HIGHLIGHTS
-------------------------------------------
SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD:

                                SIX MONTHS ENDED
                                  FEBRUARY 28,                             YEAR ENDED AUGUST 31,
                                      1997            ----------------------------------------------------------------
                                  (UNAUDITED)            1996           1995         1994         1993         1992
                                --------------------------------------------------------------------------------------

NET ASSET VALUE, BEGINNING OF
  PERIOD......................      $ 10.85           $   11.28      $   11.20    $   13.44    $   13.06    $   12.39
                                --------------------------------------------------------------------------------------
  INCOME (LOSS) FROM
  INVESTMENT OPERATIONS:
    Net investment income               .37                 .77            .74          .82          .93          .88
    Net gains or losses on
    securities (both realized
    and unrealized)...........          .17               (.43)            .04       (1.80)          .44          .68
                                --------------------------------------------------------------------------------------
    Total income (loss) from
    investment operations.....          .54                 .34            .78        (.98)         1.37         1.56
                                --------------------------------------------------------------------------------------
  LESS DISTRIBUTIONS:
    Dividends from net
    investment income.........        (.39)               (.77)          (.70)        (.93)        (.89)        (.89)
    Distributions from capital
    gains.....................           --                  --             --        (.33)        (.10)           --
                                --------------------------------------------------------------------------------------
    Total distributions.......        (.39)               (.77)          (.70)       (1.26)        (.99)        (.89)
                                --------------------------------------------------------------------------------------
NET ASSET VALUE, END OF
  PERIOD......................      $ 11.00           $   10.85      $   11.28    $   11.20    $   13.44    $   13.06
                                --------------------------------------------------------------------------------------
TOTAL RETURN..................         5.04%+              3.06%          7.37%      (7.87)%       11.07%       13.11%
                                --------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in
  thousands)..................     $196,140            $214,889       $256,004     $339,478     $456,711     $424,330
Ratio of operating expenses to
  average net assets..........          .66%(1)*            .65%(1)        .66%         .63%         .61%         .64%
Ratio of net investment income
  to average net assets.......         6.66%*              6.74%          6.58%        6.58%        7.29%        7.47%
Portfolio turnover rate.......           98%+               158%           193%         100%         169%         130%

(1)BEFORE OFFSET OF CUSTODY CREDITS.

+  NOT ANNUALIZED

*  ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

--------------------------------------------------------------------------------

VALUE LINE U.S. GOVERNMENT SECURITIES FUND, INC.

                         THE VALUE LINE FAMILY OF FUNDS
---------------------------------------------------------------------

1950--THE VALUE LINE FUND seeks long-term growth of capital along with modest current income by investing substantially all of its assets in common stocks or securities convertible into common stock.

1952--THE VALUE LINE INCOME FUND'S primary investment objective is income, as high and dependable as is consistent with reasonable growth. Capital growth to increase total return is a secondary objective.

1956--THE VALUE LINE SPECIAL SITUATIONS FUND seeks to obtain long-term growth of capital by investing not less than 80% of its assets in "special situations". No consideration is given to achieving current income.

1972--VALUE LINE LEVERAGED GROWTH INVESTORS' sole investment objective is to realize capital growth by investing substantially all of its assets in common stocks. The Fund may borrow up to 50% of its net assets to increase its purchasing power.

1979--THE VALUE LINE CASH FUND, a money market fund, seeks high current income consistent with preservation of capital and liquidity.

1981--VALUE LINE U.S. GOVERNMENT SECURITIES FUND seeks maximum income without undue risk to principal. Under normal conditions, at least 80% of the value to its assets will be invested in issues of the U.S. Government and its agencies and instrumentalities.

1983--VALUE LINE CENTURION FUND* seeks long-term growth of capital as its sole objective by investing primarily in stocks ranked 1 or 2 by Value Line for year-ahead relative performance.

1984--THE VALUE LINE TAX EXEMPT FUND seeks to provide investors with maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: a Money Market Portfolio and a High-Yield Portfolio.

1985--VALUE LINE CONVERTIBLE FUND seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--VALUE LINE AGGRESSIVE INCOME TRUST seeks to maximize current income by investing in high-yielding, lower-rated, fixed-income securities.

1987--VALUE LINE NEW YORK TAX EXEMPT TRUST seeks to provide New York taxpayers with maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal.

1987--VALUE LINE STRATEGIC ASSET MANAGEMENT TRUST* invests in stocks, bonds and cash equivalents according to computer-trend models developed by Value Line. The objective is to professionally manage the optimal allocation of these investments at all times.

1992--VALUE LINE INTERMEDIATE BOND FUND seeks high current income consistent with low volatility of principal by investing primarily in a diversified portfolio of investment-grade debt securities.

1993--VALUE LINE SMALL-CAP GROWTH FUND invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--VALUE LINE ASSETS ALLOCATION FUND seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the correct asset mix.

1995--VALUE LINE U.S. MULTINATIONAL COMPANY FUND'S investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* ONLY AVAILABLE THROUGH THE PURCHASE OF GUARDIAN INVESTOR, A TAX DEFERRED VARIABLE ANNUITY, OR VALUEPLUS, A VARIABLE LIFE INSURANCE POLICY.

FOR MORE COMPLETE INFORMATION ABOUT ANY OF THE VALUE LINE FUNDS, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS FROM VALUE LINE SECURITIES, INC., 220 EAST 42ND STREET, NEW YORK, NEW YORK 10017-5891 OR CALL 1-800-223-0818, 24
HOURS A DAY, 7 DAYS A WEEK. READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

--------------------------------------------------------------------------------

12